GOODWILL AND INTANGIBLE ASSETS - Changes in Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill
Balance of goodwill at beginning of period	$ 23,592	$ 25,009	$ 25,673
Foreign exchange translation and other	(1,000)	(1,214)	(577)
Divestitures, purchase accounting adjustments and other	(212)	(203)	(25)
Sale of Brazil Credicard			(62)
Impairment of goodwill	(31)	0	0
Balance of goodwill at end of period	$ 22,349	$ 23,592	$ 25,009